THE PROVIDENT RIVERFRONT FUNDS

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                  March 5, 2004


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: THE PROVIDENT RIVERFRONT FUNDS (the "Fund")
           1933 Act File No. 33-34154
           1940 Act File No. 811-6082

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated February 29, 2004, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 34 on March 1, 2004.

     If you have any questions regarding this certification, please contact me at (412) 288-7122.

                                                Very truly yours,



                                                /s/ Gregory P. Dulski
                                                Gregory P. Dulski
                                                Assistant Secretary